Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFITS EXPENSE.
Summary of Employee Expenses

Employee expenses for the years ended December 31, 2019, 2018 and 2017, are as follows:

	For the years ended December 31,
	2019	2018	2017
Employee Benefits Expense	ThCh$	ThCh$	ThCh$
Wages and salaries	(109,101,737)	(102,897,710)	(100,653,880)
Post-employment benefit obligations expense	(3,153,395)	(1,881,202)	(2,091,205)
Social security and other contributions	(14,334,587)	(13,405,944)	(13,150,402)
Other employee expenses	(3,015,237)	(4,945,478)	(5,608,290)
Total	(129,604,956)	(123,130,334)	(121,503,777)